Presentation of condensed consolidated financial statements	6 Months Ended
Jun. 30, 2023
Presentation of condensed consolidated financial statements
Presentation of condensed consolidated financial statements

1. Presentation of condensed consolidated financial statements

The condensed consolidated financial statements should be read in conjunction with NatWest Group plc’s 2022 Annual Report on Form 20-F. The accounting policies are the same as those applied in the consolidated financial statements.

The directors have prepared the condensed consolidated financial statements on a going concern basis after assessing the principal risks, forecasts, projections and other relevant evidence over the twelve months from the date they are approved and in accordance with IAS 34 Interim Financial Reporting, as adopted by the UK and as issued by the International Accounting Standards Board (IASB), and the Disclosure Guidance and Transparency Rules sourcebook of the UK’s Financial Conduct Authority.

Amendments to IFRS effective from 1 January 2023 had no material effect on the condensed consolidated financial statements.